Fair Value Measurements and Financial Instruments - Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jan. 25, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 1,595	$ 2,795
$8.63 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	455	681
PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	56	97	$ 1,300
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	455	681
Sponsor earnout liability	0	0
Secured Convertible Notes	0
Quoted prices in active markets (Level 1) | $8.63 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	455	681
Quoted prices in active markets (Level 1) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Quoted prices in active markets (Level 1) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Sponsor earnout liability	0	0
Secured Convertible Notes	0
Significant observable inputs (Level 2) | $8.63 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	1,140	2,114
Sponsor earnout liability	213	419
Secured Convertible Notes	36,430
Significant unobservable inputs (Level 3) | $8.63 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant unobservable inputs (Level 3) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	56	97
Significant unobservable inputs (Level 3) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 1,084	$ 2,017